JACOB C. TIEDT ATTORNEY AT LAW +1 (312) 609-7697 jtiedt@vedderprice.com	222 NORTH LASALLE STREET SUITE 2600 CHICAGO, ILLINOIS 60601-1003 T: +1 (312) 609-7500 F: +1 (312) 609-5005 CHICAGO • NEW YORK • WASHINGTON, D.C. LONDON • SAN FRANCISCO • LOS ANGELES July 24, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen NASDAQ 100 Dynamic Overwrite Fund (the “Registrant”)

File Nos. 811-22971; 333-196253

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganizations of Nuveen Equity Premium Advantage Fund and NASDAQ Premium Income & Growth Fund Inc. into the Registrant (the “Reorganizations”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on May 23, 2014 relating to the issuance of common shares in connection with the Reorganizations, in response to the comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on June 22, 2014, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated July 24, 2014). The Amendment is also being filed for the purpose of providing certain information required by the Form and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7697 if you have any questions or comments regarding the filing.

Very truly yours,

/s/ Jacob C. Tiedt

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, and with Vedder Price (CA), LLP, which operates in California.